Long-term debt	12 Months Ended
Dec. 31, 2011
Long-term debt
Long-term debt

end of	2011	2010

Long-term debt (CHF million)

Senior	123,632	130,792

Subordinated	24,165	23,221

Non-recourse liabilities from consolidated VIEs	14,858	19,739

Long-term debt	162,655	173,752

of which reported at fair value	70,366	83,692

of which structured notes	35,726	37,990

Total long-term debt is comprised of debt issuances managed by Treasury which do not contain derivative features (vanilla debt), as well as hybrid debt instruments with embedded derivatives, which are issued as part of the Group’s structured product activities. Long-term debt includes both Swiss franc and foreign exchange denominated fixed and variable rate bonds.

The interest rate ranges presented in the table below are based on the contractual terms of the Group’s vanilla debt. Interest rate ranges for future coupon payments on structured products for which fair value has been elected are not included in the table below as these coupons are dependent upon the embedded derivative and prevailing market conditions at the time each coupon is paid. In addition, the effects of derivatives used for hedging are not included in the interest rate ranges on the associated debt.

Long-term debt by maturities
end of			2012			2013			2014			2015			2016			Thereafter	Total

Group parent company (CHF million)

Senior debt
Fixed rate			–			–			–			–			–			387	387

Interest rate (in %) [1]			–			–			–			–			–			7.3	–

Subordinated debt
Fixed rate			164			–			–			218			–			675	1,057

Interest rates (in %) [1]			3.2			–			–			8.5			–			7.0	–

Subtotal - Group parent company			164			–			–			218			–			1,062	1,444

Subsidiaries (CHF million)

Senior debt
Fixed rate			11,937			14,088			10,178			12,190			4,284			21,700	74,377

Variable rate			12,458			10,465			7,703			4,130			3,806			10,306	48,868

Interest rates (range in %) [1]	0.0	–	16.0	0.0	–	13.6	0.0	–	13.7	0.0	–	13.2	0.0	–	12.5	0.0	–	7.1	–

Subordinated debt
Fixed rate			120			3,664			121			1,149			39			17,172	22,265

Variable rate			–			–			–			20			–			823	843

Interest rates (range in %) [1]	4.4	–	8.0	3.7	–	7.9			–	3.6	–	10.3			4.8	0.0	–	13.1	–

Non-recourse liabilities from consolidated VIEs
Fixed rate			129			2			–			399			2			948	1,480

Variable rate			538			17			369			625			1,451			10,378	13,378

Interest rates (range in %) [1]	0.0	–	2.7			–	0.0	–	13.2	0.0	–	12.6	0.0	–	12.8	0.0	–	11.3	–

Subtotal - Subsidiaries			25,182			28,236			18,371			18,513			9,582			61,327	161,211

Total long-term debt			25,346			28,236			18,371			18,731			9,582			62,389	162,655

of which structured notes			9,224			5,079			5,303			4,202			3,374			8,544	35,726

1 Excludes structured notes for which fair value has been elected as the related coupons are dependent upon the embedded derivatives and prevailing market conditions at the time each coupon is paid.

The Group and the Bank maintain a shelf registration statement with the US Securities and Exchange Commission (SEC), which allows them to issue, from time to time, senior and subordinated debt securities, warrants and related guarantees. The shelf registration statement also allows certain subsidiaries of the Group to issue exchangeable or convertible debt securities which are guaranteed by the Group and are exchangeable or convertible into ordinary shares of the Group.

> Refer to “Note 39 – Subsidiary guarantee information” for further information on the subsidiary guarantees.
The Group maintains a euro medium-term note program that allows it, certain finance subsidiaries (guaranteed by the Group) and the Bank to issue senior and subordinated debt securities notes.
Credit Suisse Group Finance (Guernsey) Limited, a finance subsidiary of the Group, maintains a JPY 500 billion Samurai shelf registration statement that allows it to issue, from time to time, senior and subordinated debt securities, guaranteed by the Group.